Summary of Significant Accounting Policies - Schedule of Property and equipment, net (Details)	Dec. 31, 2025
Computer Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Estimated useful lives	7 years